Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Method of Accounting
The financial statements of the Plan are prepared under the accrual method of accounting.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Actual results could differ from those estimates.
Payment of Benefits
Benefits are recorded when paid.
Investment Valuation and Income Recognition
Plan investments, except for the fully-benefit responsive investment contract, are reported at fair value. Fair value is determined based upon quoted market prices or by using observable market based inputs, other than quoted market prices, for similar investments. Funds are valued on a daily basis. Shares of mutual funds are valued at the net asset value of shares held by the Plan at year-end. The fair value per unit of investments in common trusts is measured using Net Asset Value (“NAV”) as a practical expedient and is determined by each fund’s trustee based on the fair value of the underlying securities within that fund. The fully-benefit responsive investment contract is reported at contract value, which is the relevant measure since it represents the amount that the participant would transact at under the terms of the Plan.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.
The Plan presents in the Statement of Changes in Net Assets Available for Benefits the net appreciation (depreciation) in the fair value of its investments which consists of the realized gains or losses and the unrealized appreciation or depreciation on those investments.